Investment Securities - Gross Unrealized Losses and Fair Value of Investment Securities (Details) $ in Millions	Dec. 31, 2025 USD ($)
Debt Securities, Available-for-Sale, Unrealized Loss Position [Line Items]
Less Than 12 Months, Fair Value	$ 2,255
Less Than 12 Months, Unrealized Losses	(7)
12 Months or Greater, Fair Value	51,019
12 Months or Greater, Unrealized Losses	(4,541)
Total, Fair Value	53,274
Total, Unrealized Losses	(4,548)
U.S. Treasury and agencies
Debt Securities, Available-for-Sale, Unrealized Loss Position [Line Items]
Less Than 12 Months, Fair Value	200
Less Than 12 Months, Unrealized Losses	0
12 Months or Greater, Fair Value	17,884
12 Months or Greater, Unrealized Losses	(1,360)
Total, Fair Value	18,084
Total, Unrealized Losses	(1,360)
Residential mortgage-backed securities
Debt Securities, Available-for-Sale, Unrealized Loss Position [Line Items]
Less Than 12 Months, Fair Value	841
Less Than 12 Months, Unrealized Losses	(1)
12 Months or Greater, Fair Value	17,248
12 Months or Greater, Unrealized Losses	(1,341)
Total, Fair Value	18,089
Total, Unrealized Losses	(1,342)
Commercial mortgage-backed securities | Agency
Debt Securities, Available-for-Sale, Unrealized Loss Position [Line Items]
Less Than 12 Months, Fair Value	0
Less Than 12 Months, Unrealized Losses	0
12 Months or Greater, Fair Value	7,742
12 Months or Greater, Unrealized Losses	(961)
Total, Fair Value	7,742
Total, Unrealized Losses	(961)
Commercial mortgage-backed securities | Non-agency
Debt Securities, Available-for-Sale, Unrealized Loss Position [Line Items]
Less Than 12 Months, Fair Value	0
Less Than 12 Months, Unrealized Losses	0
12 Months or Greater, Fair Value	7
12 Months or Greater, Unrealized Losses	0
Total, Fair Value	7
Total, Unrealized Losses	0
Asset-backed securities
Debt Securities, Available-for-Sale, Unrealized Loss Position [Line Items]
Less Than 12 Months, Fair Value	907
Less Than 12 Months, Unrealized Losses	(1)
12 Months or Greater, Fair Value	0
12 Months or Greater, Unrealized Losses	0
Total, Fair Value	907
Total, Unrealized Losses	(1)
Obligations of state and political subdivisions
Debt Securities, Available-for-Sale, Unrealized Loss Position [Line Items]
Less Than 12 Months, Fair Value	307
Less Than 12 Months, Unrealized Losses	(5)
12 Months or Greater, Fair Value	8,138
12 Months or Greater, Unrealized Losses	(879)
Total, Fair Value	8,445
Total, Unrealized Losses	$ (884)